Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Earnings Before Income Taxes and Provision For Income Taxes
Earnings before income taxes and provision for income taxes consisted of the following for the years ended December 31, 2013, 2012 and 2011:

(in millions)	2013	2012	2011
Earnings before income taxes	$12,542	$13,004	$12,542
Provision for income taxes:
United States federal:
Current	$247	$226	$270
Deferred	(5)	(61)	118
Total United States	242	165	388
Outside United States:
Current	3,451	3,855	3,368
Deferred	(23)	(187)	(103)
Total outside United States	3,428	3,668	3,265
Total provision for income taxes	$3,670	$3,833	$3,653

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2013	2012	2011
Balance at January 1,	$124	$104	$95
Additions based on tax positions related to the current year	15	9	17
Additions for tax positions of previous years	3	309	8
Reductions for tax positions of prior years	(2)	(1)	(8)
Reductions due to lapse of statute of limitations	(16)	—	(7)
Settlements	(10)	(297)	—
Other	—	—	(1)
Balance at December 31,	$114	$124	$104

Schedule of Unrecognized Tax Benefits and Liability for Contingent Income Taxes, Interest and Penalties
Unrecognized tax benefits and PMI’s liability for contingent income taxes, interest and penalties were as follows:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Unrecognized tax benefits	$114	$124	$104
Accrued interest and penalties	24	37	28
Tax credits and other indirect benefits	(56)	(72)	(55)
Liability for tax contingencies	$82	$89	$77

Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate and U.S. Federal Statutory Rate
The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
Foreign rate differences	(12.2)	(11.8)	(12.5)
Dividend repatriation cost	6.6	6.0	6.5
Other	(0.1)	0.3	0.1
Effective tax rate	29.3%	29.5%	29.1%

Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities consisted of the following:

	At December 31,
(in millions)	2013	2012
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$264	$279
Accrued pension costs	135	262
Inventory	170	135
Accrued liabilities	139	150
Foreign exchange	146	52
Other	144	139
Total deferred income tax assets	998	1,017
Deferred income tax liabilities:
Trade names	(738)	(816)
Property, plant and equipment	(311)	(320)
Unremitted earnings	(735)	(845)
Total deferred income tax liabilities	(1,784)	(1,981)
Net deferred income tax liabilities	$(786)	$(964)